Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Nov. 04, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000230314
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
Account Value	$ 15,704	$ 14,671	$ 13,732	$ 13,822		$ 11,978	$ 9,528	$ 9,610	$ 9,761	$ 9,198	$ 6,451	$ 9,424
C000230311
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
Account Value	$ 15,472	14,560	13,737	13,927		12,148	9,739	9,895	10,127	9,617	6,795	10,000
C000230312
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
Account Value	$ 170,851	159,187	148,678	149,259		129,014	102,394	103,012	104,369	98,118	68,615	100,000
C000230313
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Long/Short Opportunity Fund
Account Value	$ 11,739	10,941	10,215	10,255	$ 10,000
C000230318
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
Account Value	$ 18,042	16,770	14,435	14,444		13,462	8,071	9,655	9,897	9,361	7,224	9,424
C000230315
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
Account Value	$ 17,774	16,646	14,438	14,552		13,666	8,252	9,948	10,275	9,793	7,612	10,000
C000230316
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
Account Value	$ 196,497	182,033	156,329	156,007		145,033	86,737	103,508	105,849	99,852	76,829	100,000
C000230317
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Snow Small Cap Value Fund
Account Value	$ 12,246	11,347	9,743	9,723	10,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 23,310	20,212	17,807	18,342		16,030	12,997	13,017	12,604	11,736	9,027	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,076	27,291	21,221	23,085		20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 233,104	202,121	178,067	183,416		160,304	129,967	130,170	126,038	117,364	90,267	100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,816	10,904	8,479	9,223	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,508	18,134	17,171	17,961		16,843	11,940	13,163	12,606	12,243	8,665	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,076	27,291	21,221	23,085		20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 195,084	181,339	171,709	179,608		168,433	119,402	131,634	126,059	122,430	86,654	100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,816	10,904	8,479	9,223	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,076	27,291	21,221	23,085		20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 23,310	20,212	17,807	18,342		16,030	12,997	13,017	12,604	11,736	9,027	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 320,755	272,906	212,209	230,845		205,573	151,908	142,099	135,269	116,387	92,156	100,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 12,422	10,771	9,489	9,774	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,076	27,291	21,221	23,085		20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,508	18,134	17,171	17,961		16,843	11,940	13,163	12,606	12,243	8,665	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 320,755	272,906	212,209	230,845		$ 205,573	$ 151,908	$ 142,099	$ 135,269	$ 116,387	$ 92,156	$ 100,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 10,038	$ 9,331	$ 8,835	$ 9,242	$ 10,000